Property and Equipment - Summary of Property Plant and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Investment property	$ 36	$ 38